ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.9%

Banks – 3.0%
Eagle Bancorp, Inc.	17,408	$525,896

Building Materials – 4.3%
Trex Co, Inc.*(a)	9,380	751,713

Chemicals – 12.0%
RPM International, Inc.	11,311	673,005
Sherwin-Williams Co. (The)	1,474	677,332
Stepan Co.	8,539	755,360
Total Chemicals		2,105,697

Commercial Services – 4.3%
Moody’s Corp.	3,586	758,439

Computers – 4.4%
Check Point Software Technologies Ltd. (Israel)*	7,651	769,231

Diversified Financial Services – 4.2%
Intercontinental Exchange, Inc.	9,232	745,484

Food – 9.4%
Hershey Co. (The)	5,860	776,450
Hormel Foods Corp.	18,926	882,709
Total Food		1,659,159

Healthcare - Products – 8.3%
Danaher Corp.	5,610	776,480
Stryker Corp.	4,087	680,445
Total Healthcare - Products		1,456,925

Household Products / Wares – 4.4%
Church & Dwight Co., Inc.	12,184	781,969

Insurance – 6.5%
Aflac, Inc.	16,293	557,873
Globe Life, Inc.	8,090	582,237
Total Insurance		1,140,110

Machinery - Diversified – 2.5%
Middleby Corp. (The)*(a)	7,743	440,422

Media – 8.0%
FactSet Research Systems, Inc.(a)	3,187	830,787
Walt Disney Co. (The)	5,884	568,394
Total Media		1,399,181

Packaging & Containers – 4.5%
Silgan Holdings, Inc.	27,523	798,717

Pharmaceuticals – 4.1%
Becton Dickinson and Co.	3,162	726,533

Retail – 3.7%
Ross Stores, Inc.	7,434	646,535

Software – 16.3%
ANSYS, Inc.*	3,318	771,335
Broadridge Financial Solutions, Inc.	6,991	662,957
Cerner Corp.	11,741	739,566
Fiserv, Inc.*	7,388	701,786
Total Software		2,875,644
Total Common Stocks
(Cost $16,990,298)		17,581,655

MONEY MARKET FUND – 0.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.56%(b) (Cost $34,270)	34,270	34,270

Total Investments – 100.1%
(Cost $17,024,568)		17,615,925
Liabilities in Excess of Other Assets – (0.1%)		(20,894)
Net Assets – 100.0%		$17,595,031

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,982,356; the aggregate market value of the collateral held by the fund is $2,098,138. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,098,138.
(b)	Rate shown reflects the 7-day yield as of March 31, 2020.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$17,581,655	$–	$–	$17,581,655
Money Market Fund	34,270	–	–	34,270
Total	$17,615,925	$–	$–	$17,615,925

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Banks	3.0%
Building Materials	4.3
Chemicals	12.0
Commercial Services	4.3
Computers	4.4
Diversified Financial Services	4.2
Food	9.4
Healthcare - Products	8.3
Household Products / Wares	4.4
Insurance	6.5
Machinery - Diversified	2.5
Media	8.0
Packaging & Containers	4.5
Pharmaceuticals	4.1
Retail	3.7
Software	16.3
Money Market Fund	0.2
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%